Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Hankinson Renewable Energy, LLC [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary Of Results Of Operations Of Discontinued Operations

(Thousands of dollars)	2014	2013	2012
Revenues	$—	$366,707	$354,128
Income (loss) from operations before income taxes	—	40,130	(4,377)
Gain on sale before income taxes	1,202	80,834	—
Total income (loss) from discontinued operations before taxes	1,202	120,964	(4,377)
Provision for income taxes	421	42,257	(1,531)
Income (loss) from discontinued operations	$781	$78,707	$(2,846)

Hereford Production Facility [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary Of Results Of Operations Of Discontinued Operations
The following table presents financial results of the Hereford business:

	Twelve months ended December 31,
(Thousands of dollars)	2014	2013	2012
Revenues
Ethanol sales	$223,904	$269,254	$290,268
Total revenues	223,904	269,254	290,268
Costs and operating expenses
Ethanol cost of goods sold	158,276	228,899	269,168
Station and other operating expenses	34,763	33,227	33,006
Depreciation and amortization	147	77	3,441
Impairment of properties	—	—	60,988
Selling, general and administrative expenses	1,635	3,568	3,487
Total costs and operating expenses	194,821	265,771	370,090
Income from operations	29,083	3,483	(79,822)
Other income (expense)
Gain (loss) on sale of assets	—	—	—
Other nonoperating income (expense)	994	—	—
Total other income (expense)	994	—	—
Income before income taxes	30,077	3,483	(79,822)
Income taxes	9,955	1,292	(27,820)
Net income	$20,122	$2,191	$(52,002)

The following table presents the aggregate carrying amounts of the classes of held for sale assets and liabilities:

(Thousands of dollars)	December 31, 2014	December 31, 2013
Carrying amount of assets included as part of discontinued operations:
Cash and cash equivalents	$942	$—
Accounts receivable - trade	1,625	1,277
Inventories, at lower of cost or market	25,868	21,260
Prepaid expenses and other current assets	3,062	3,222
Property, plant and equipment, net	5,043	1,641
Other assets	515	239
Deferred tax assets	19,273	13,519
Total assets classified as held for sale in the condensed consolidated balance sheet	$56,328	$41,158

(Thousands of dollars)	December 31, 2014	December 31, 2013
Carrying amount of liabilities included as part of discontinued operations:
Trade accounts payable and accrued liabilities	$5,728	$3,465
Income taxes payable	7,238	653
Deferred income taxes	(41)	—
Total liabilities classified as held for sale in the condensed consolidated balance sheet	$12,925	$4,118

The following table presents cash flow of the Hereford ethanol plant:

	Twelve Months Ended December 31,
(Thousands of dollars)	2014	2013	2012
Net cash provided by (used in) discontinued operating activities	28,741	30,810	(35,769)
Net cash used in discontinued investing activities	(4,918)	(1,959)	(1,594)